Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2024 lb oz $ / OZ $ / lbs	Dec. 31, 2023 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	85,731	111,069
Average YTD price ($/unit) | $ / lbs	3.96	3.87
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	47,075	50,563
Average YTD price ($/unit) | $ / OZ	2,638	2,072
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	238,149	205,579
Average YTD price ($/unit) | $ / OZ	29.02	23.94
Zinc [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	12,102	16,416
Average YTD price ($/unit) | $ / lbs	1.34	1.2